CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2020
CONTRACT LIABILITIES [abstract]
Disclosure of contract liabilities

25.      CONTRACT LIABILITIES

	2019	2020

Contract Liabilities	2,231	1,544
-Current	2,231	1,544

Under the natural gas sale contracts, which contain take-or-pay clauses, the Group recorded the payments received from customers for natural gas not yet taken as contract liabilities.

The amount of RMB1,242 million contract liability at the beginning of the year has been recognized as revenue for the year ended December 31, 2020.